Risk Management Activities - Schedule of Combined Maximum Credit Risk Exposure (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables
Disclosure of credit risk exposure [line items]
VAT, import duties, prepayments, payroll receivables, derivative contracts and diesel rebates	$ 126.2	$ 181.4
Environmental trust funds | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	98.8	88.1
Trade and other receivables | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	71.8	82.3
Loan advanced – contractor | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	23.4	27.3
Derivative financial assets | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0.0	5.1
Cash and cash equivalents | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 769.4	$ 524.7